Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
During the years ended December 31, 2018, 2017 and 2016, assets depreciated on a straight-line basis over their estimated useful lives used the following depreciation rates:

Depreciation rates
Buildings	3% - 8%
Plant, machinery and equipment	3% - 33%
Other assets	5% - 33%

	Land	Industrial buildings	Plant, machinery and equipment	Other assets	Advances and tangible assets in progress	Total
	(€ million)
Gross carrying amount at January 1, 2017	€948	€8,930	€50,389	€3,223	€3,648	€67,138
Additions	20	256	3,768	187	1,428	5,659
Divestitures	(11)	(17)	(1,163)	(88)	(4)	(1,283)
Change in the scope of consolidation	(2)	(104)	(618)	(21)	(5)	(750)
Translation differences	(71)	(639)	(3,167)	(301)	(325)	(4,503)
Other changes	1	68	1,844	3	(1,930)	(14)
At December 31, 2017	885	8,494	51,053	3,003	2,812	66,247
Additions	7	183	1,976	84	811	3,061
Divestitures	(11)	(16)	(872)	(40)	(5)	(944)
Translation differences	(10)	(34)	123	57	47	183
Transfer to Assets held for sale	(21)	(401)	(3,870)	(294)	(299)	(4,885)
Other changes	1	113	1,607	56	(1,838)	(61)
At December 31, 2018	851	8,339	50,017	2,866	1,528	63,601
Accumulated depreciation and impairment losses at January 1, 2017	41	3,213	31,694	1,744	15	36,707
Depreciation	—	313	3,440	279	—	4,032
Divestitures	(2)	(11)	(1,126)	(78)	—	(1,217)
Impairment losses and asset write-offs	1	22	83	6	7	119
Change in the scope of consolidation	(1)	(76)	(287)	(18)	—	(382)
Translation differences	(1)	(163)	(1,693)	(152)	(1)	(2,010)
Other changes	(1)	—	(29)	19	(5)	(16)
At December 31, 2017	37	3,298	32,082	1,800	16	37,233
Depreciation	—	283	3,303	262	—	3,848
Divestitures	(5)	—	(851)	(34)	—	(890)
Impairment losses and asset write-offs	—	—	140	—	4	144
Translation differences	—	(1)	89	30	—	118
Transfer to Assets held for sale	—	(204)	(2,663)	(223)	(2)	(3,092)
Other changes	—	(11)	(68)	20	(8)	(67)
At December 31, 2018	32	3,365	32,032	1,855	10	37,294
Carrying amount at December 31, 2017	€848	€5,196	€18,971	€1,203	€2,796	€29,014
Carrying amount at December 31, 2018	€819	€4,974	€17,985	€1,011	€1,518	€26,307

Disclosure of recognised finance lease as assets by lessee
The total net carrying amount of assets leased under finance lease agreements included in Property, plant and equipment was as follows:

	At December 31
	2018	2017
	(€ million)
Industrial buildings	€197	€209
Plant, machinery and equipment	129	193
Total Property, plant and equipment under finance leases	€326	€402

Disclosure of property, plant, and equipment pledged as security
The carrying amounts of Property, plant and equipment of the Group reported as pledged as security for debt and other commitments, primarily relating to our operations in Brazil, are summarized as follows:

	At December 31
	2018	2017
	(€ million)
Land and industrial buildings pledged as security for debt	€892	€1,031
Plant and machinery pledged as security for debt and other commitments	1,241	1,324
Other assets pledged as security for debt and other commitments	81	17
Total Property, plant and equipment pledged as security for debt and other commitments	€2,214	€2,372